Income Taxes - Unrecognized Tax Benefis (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Income Tax Contingency [Line Items]
Unrecognized Tax Benefits, Beginning Balance	$ 97	$ 104
Unrecognized Tax Benefits, Increase Resulting from Prior Period Tax Positions	2	2
Unrecognized Tax Benefits, Decrease Resulting from Prior Period Tax Positions	(12)	(2)
Unrecognized Tax Benefits, Increase Resulting from Current Period Tax Positions	10	9
Unrecognized Tax Benefits, Decrease Resulting from Settlements with Taxing Authorities	(2)	(4)
Unrecognized Tax Benefits, Reduction Resulting from Lapse of Applicable Statute of Limitations	(15)	(12)
Unrecognized Tax Benefits, Ending Balance	$ 80	$ 97